Basis Of Presentation And Summary Of Significant Accounting Policies (Changes In The Carrying Amount Of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 1,659	$ 1,634
Foreign currency translation adjustment	(9)	(4)
Acquisitions (realignment), net	2	29
Goodwill, Ending balance	1,652	1,659
Consumer Packaging
Goodwill [Roll Forward]
Goodwill, Beginning balance	1,524	1,524
Foreign currency translation adjustment	(5)	(2)
Acquisitions (realignment), net	1	2
Goodwill, Ending balance	1,520	1,524
Health, Hygiene & Specialties
Goodwill [Roll Forward]
Goodwill, Beginning balance	49	27
Foreign currency translation adjustment	(2)
Acquisitions (realignment), net	1	22
Goodwill, Ending balance	48	49
Engineered Materials
Goodwill [Roll Forward]
Goodwill, Beginning balance	86	83
Foreign currency translation adjustment	(2)	(2)
Acquisitions (realignment), net		5
Goodwill, Ending balance	$ 84	$ 86